EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of September 30, 2023 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 0.63%
118,000	RPM International Inc	$ 11,187,580
Communications — 4.72%
197,950	Liberty Media Corp / Liberty Formula One Class C(a)	12,332,285
62,378	Maplebear Inc(a)	1,852,003
179,198	Match Group Inc(a)	7,020,082
108,800	New York Times Co Class A	4,482,560
140,500	Spotify Technology SA(a)	21,726,920
460,100	Trade Desk Inc Class A(a)	35,956,815
		83,370,665
Consumer, Cyclical — 13.90%
373,100	Bath & Body Works Inc	12,610,780
159,600	Burlington Stores Inc(a)	21,593,880
97,973	Caesars Entertainment Inc(a)	4,541,048
62,100	Casey's General Stores Inc	16,861,392
3,700	Chipotle Mexican Grill Inc(a)	6,777,771
17,600	Dollar General Corp	1,862,080
172,770	Dollar Tree Inc(a)	18,391,367
69,804	Domino's Pizza Inc	26,441,057
80,000	Five Below Inc(a)	12,872,000
195,200	Hilton Worldwide Holdings Inc	29,315,136
9,293	Liberty Media Corp / Liberty Live Class C(a)	298,305
20,800	Lululemon Athletica Inc(a)	8,020,688
447,989	MGM Resorts International	16,468,076
31,903	Mobileye Global Inc Class A(a)(b)	1,325,570
5,300	O'Reilly Automotive Inc(a)	4,816,958
159,700	Ross Stores Inc	18,038,115
542,700	Southwest Airlines Co	14,690,889
25,318	Tractor Supply Co	5,140,820
16,000	Ulta Beauty Inc(a)	6,391,200
153,570	Yum! Brands Inc	19,187,036
		245,644,168
Consumer, Non-Cyclical — 31.51%
253,200	Acadia Healthcare Co Inc(a)	17,802,492
455,941	agilon health Inc(a)(b)	8,097,512
198,400	Alcon Inc	15,288,704
106,600	Alnylam Pharmaceuticals Inc(a)	18,878,860
85,875	Apellis Pharmaceuticals Inc(a)	3,266,685
20,028	Argenx SE ADR(a)	9,846,366
73,900	Ascendis Pharma A/S ADR(a)	6,919,996
1,145,400	Avantor Inc(a)	24,145,032
126,600	Avery Dennison Corp	23,126,022
57,600	Biogen Inc(a)	14,803,776
15,959	Boston Beer Co Inc Class A(a)	6,216,509
86,400	Bright Horizons Family Solutions Inc(a)	7,038,144
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
349,974	Bruker Corp	$ 21,803,380
373,624	Catalent Inc(a)	17,011,101
54,100	Cooper Cos Inc	17,204,341
236,158	CoStar Group Inc(a)	18,158,189
72,912	CRISPR Therapeutics AG(a)	3,309,476
159,200	DENTSPLY SIRONA Inc	5,438,272
209,384	Enovis Corp(a)	11,040,818
121,500	Equifax Inc	22,256,370
92,100	Exact Sciences Corp(a)	6,283,062
84,500	FleetCor Technologies Inc(a)	21,576,230
682,600	Hologic Inc(a)	47,372,440
52,700	ICU Medical Inc(a)	6,271,827
305,600	Ionis Pharmaceuticals Inc(a)	13,862,016
40,006	Karuna Therapeutics Inc(a)	6,764,615
510,764	Kenvue Inc	10,256,141
38,300	MarketAxess Holdings Inc	8,182,412
45,900	Molina Healthcare Inc(a)	15,050,151
75,900	Paylocity Holding Corp(a)	13,791,030
135,983	QuidelOrtho Corp(a)	9,932,198
250,800	Reynolds Consumer Products Inc	6,428,004
159,600	Roivant Sciences Ltd(a)	1,864,128
57,568	Sarepta Therapeutics Inc(a)	6,978,393
17,600	Seagen Inc(a)	3,733,840
163,353	Teleflex Inc	32,084,163
252,000	TransUnion	18,091,080
171,113	TreeHouse Foods Inc(a)	7,457,105
33,800	United Rentals Inc	15,026,466
66,800	Verisk Analytics Inc	15,780,832
48,598	West Pharmaceutical Services Inc	18,234,455
		556,672,633
Energy — 4.26%
144,000	Cheniere Energy Inc	23,898,240
358,100	Coterra Energy Inc	9,686,605
364,700	EQT Corp	14,799,526
74,881	Pioneer Natural Resources Co	17,188,933
64,000	Range Resources Corp	2,074,240
150,600	Shoals Technologies Group Inc Class A(a)	2,748,450
239,963	TechnipFMC PLC	4,880,847
		75,276,841
Financial — 6.17%
137,900	Assurant Inc	19,799,682
124,100	Axis Capital Holdings Ltd	6,995,517
17,700	Cboe Global Markets Inc	2,764,917
169,800	Intercontinental Exchange Inc	18,681,396
44,700	Kemper Corp	1,878,741
411,700	KKR & Co Inc	25,360,720
1,900	Markel Group Inc(a)	2,797,731
109,750	Raymond James Financial Inc	11,022,192

See Notes to Schedule of Investments.

September 30, 2023

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of September 30, 2023 (Unaudited)
Shares		Fair Value
Financial — (continued)
247,000	Tradeweb Markets Inc Class A	$ 19,809,400
		109,110,296
Industrial — 17.62%
316,600	Agilent Technologies Inc	35,402,212
172,800	Amphenol Corp Class A	14,513,472
559,907	Ball Corp	27,872,170
111,200	BWX Technologies Inc	8,337,776
160,300	Cognex Corp	6,803,132
200,855	Esab Corp	14,104,038
380,500	Fortive Corp	28,217,880
52,700	IDEX Corp	10,962,654
543,900	Ingersoll Rand Inc	34,657,308
164,600	JB Hunt Transport Services Inc	31,030,392
162,700	Keysight Technologies Inc(a)	21,526,837
12,700	Littelfuse Inc	3,140,964
50,868	Martin Marietta Materials Inc	20,880,297
319,200	Sealed Air Corp	10,488,912
476,746	Textron Inc	37,252,932
45,300	Waste Connections Inc	6,083,790
		311,274,766
Technology — 18.85%
41,100	Atlassian Corp Class A(a)	8,282,061
78,506	BILL Holdings Inc(a)	8,523,396
87,978	Broadridge Financial Solutions Inc	15,752,461
981,231	CCC Intelligent Solutions Holdings Inc(a)	13,099,434
104,271	Clear Secure Inc Class A(b)	1,985,320
64,500	Confluent Inc Class A(a)	1,909,845
158,251	Crowdstrike Holdings Inc Class A(a)	26,488,052
20,900	Fair Isaac Corp(a)	18,152,277
216,300	Fortinet Inc(a)	12,692,484
33,800	HashiCorp Inc Class A(a)	771,654
39,463	KLA Corp	18,100,100
32,659	Klaviyo Inc(a)	1,126,736
134,600	Lattice Semiconductor Corp(a)	11,566,178
824,513	Marvell Technology Inc	44,630,889
714,700	Microchip Technology Inc	55,782,335
16,400	MongoDB Inc(a)	5,672,104
31,900	NXP Semiconductors NV	6,377,448
165,964	PTC Inc(a)	23,513,779
35,600	Roper Technologies Inc	17,240,368
17,298	Synopsys Inc(a)	7,939,263
12,800	Tyler Technologies Inc(a)	4,942,592
139,856	Veeva Systems Inc Class A(a)	28,453,703
		333,002,479
TOTAL COMMON STOCK — 97.66% (Cost $1,514,921,716)		$1,725,539,428
Shares		Fair Value
CONVERTIBLE PREFERRED STOCK
Consumer, Cyclical — 0.06%
3,843	Maplebear Inc DBA Instacart Series I 0.00%(b)(c)	$ 114,099
47,688	Sila Nanotechnologies Inc Series F 0.00%(c)(d)	967,112
		1,081,211
Technology — 0.03%
5,763	Databricks Inc Series G 0.00%(c)(d)	423,581
TOTAL CONVERTIBLE PREFERRED STOCK — 0.09% (Cost $2,789,316)		$1,504,792
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.47%
$2,091,106	Undivided interest of 1.85% in a repurchase agreement (principal amount/value $113,517,620 with a maturity value of $113,567,757) with RBC Capital Markets Corp, 5.30%, dated 9/30/23 to be repurchased at $2,091,106 on 10/2/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.00%, 10/5/23 - 9/1/53, with a value of $115,787,972.(e)	2,091,106
2,091,107	Undivided interest of 1.89% in a repurchase agreement (principal amount/value $111,153,217 with a maturity value of $111,202,310) with Bank of America Securities Inc, 5.30%, dated 9/30/23 to be repurchased at $2,091,107 on 10/2/23 collateralized by various U.S. Government Agency securities, 2.50% - 5.50%, 4/20/43 - 9/1/53, with a value of $113,376,281.(e)	2,091,107

See Notes to Schedule of Investments.

September 30, 2023

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of September 30, 2023 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$2,091,106	Undivided interest of 1.92% in a repurchase agreement (principal amount/value $109,270,736 with a maturity value of $109,318,997) with Citigroup Global Markets Inc, 5.30%, dated 9/30/23 to be repurchased at $2,091,106 on 10/2/23 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 7.09%, 8/5/25 - 5/20/72, with a value of $111,456,151.(e)	$ 2,091,106
2,091,106	Undivided interest of 11.97% in a repurchase agreement (principal amount/value $17,520,516 with a maturity value of $17,528,254) with Credit Agricole Securities (USA) Inc, 5.30%, dated 9/30/23 to be repurchased at $2,091,106 on 10/2/23 collateralized by Government National Mortgage Association securities, 5.00%, 3/20/53, with a value of $17,870,926.(e)	2,091,106
TOTAL SHORT TERM INVESTMENTS — 0.47% (Cost $8,364,425)		$8,364,425
TOTAL INVESTMENTS — 98.22% (Cost $1,526,075,457)		$1,735,408,645
OTHER ASSETS & LIABILITIES, NET — 1.78%		$31,466,399
TOTAL NET ASSETS — 100.00%		$1,766,875,044
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2023.
(c)	Restricted security; further details of these securities are included in a subsequent table.
(d)	Security is fair valued using significant unobservable inputs.
(e)	Collateral received for securities on loan.
ADR	American Depositary Receipt
See Notes to Schedule of Investments.

September 30, 2023

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Schedule of Investments
As of September 30, 2023 (Unaudited)
At September 30, 2023, the Fund held the following restricted securities:
Security	Acquisition Dates	Cost	Fair Value	Fair Value as a Percentage of Net Assets
Convertible Preferred Stock
Databricks Inc Series G 0.00%(a)	02/01/2021	$340,724	$423,581	0.03%
Maplebear Inc DBA Instacart Series I 0.00%(b)	09/19/2023	480,375	114,099	0.01
Sila Nanotechnologies Inc Series F 0.00%(a)	01/07/2021	1,968,217	967,112	0.05
		$2,789,316	$1,504,792	0.09%
(a)	Security is fair valued using significant unobservable inputs.
(b)	All or a portion of the security is on loan at September 30, 2023.
See Notes to Schedule of Investments.

September 30, 2023

EMPOWER FUNDS, INC.
EMPOWER T. ROWE PRICE MID CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser,  Empower Capital Management, LLC (ECM or the Adviser), to complete valuation determinations under those policies and procedures.  Pursuant to Rule 2a-5 under the 1940 Act, the Board of Directors approved the Adviser as the Fund’s valuation designee to make all fair value determinations with respect to the Fund’s investments, subject to oversight by the Board of Directors.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2023

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2023, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments. There were no transfers in or out of Level 3 during the period.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$1,725,539,428	$—	$—	$1,725,539,428
Convertible Preferred Stock	114,099	—	1,390,693	1,504,792
Short Term Investments	—	8,364,425	—	8,364,425
Total Assets	$1,725,653,527	$8,364,425	$1,390,693	$1,735,408,645
Restricted Securities
Investments in securities include issues that are restricted. A restricted security may have contractual restrictions on resale and is valued under methods approved by the Board of Directors reflecting fair value. Restricted securities are marked with an applicable footnote on the Schedule of Investments and are reported in a table following the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2023